Dividends to shareholders	12 Months Ended
Dec. 31, 2018
Dividends to shareholders
Dividends to shareholders

24 Dividends to shareholders

	2018	2017	2016	2018	2017	2016
	Per share	Per share	Per share	$m	$m	$m
Second interim (March 2018)	$ 1.90	$ 1.90	$ 1.90	2,402	2,404	2,402
Interim (September 2018)	$ 0.90	$ 0.90	$ 0.90	1,139	1,139	1,138
Total	$ 2.80	$ 2.80	$ 2.80	3,541	3,543	3,540

The Company has exercised its authority in accordance with the provisions set out in the Company’s Articles of Association that the balance of unclaimed dividends over past 12 years be forfeited. $2m of unclaimed dividends have been adjusted for in retained earnings in 2018.

The 2017 second interim dividend of $1.90 per share was paid on 19 March 2018.

Reconciliation of dividend charged to equity to cash flow statement:

	2018	2017	2016
	$m	$m	$m
Dividends charged to equity	3,541	3,543	3,540
Exchange losses/(gains) on payment of dividend	10	(4)	3
Hedge contracts relating to payment of dividends (cash flow statement)	(67)	(20)	18
Dividends paid (cash flow statement)	3,484	3,519	3,561